Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive “compensation actually
paid” (“CAP”) and certain Company and peer group financial performance measures for the fiscal years listed below. Please refer to our CD&A for a complete description of how executive compensation relates to Company performance and how the Committee makes its decisions.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (1) (2) (3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (4)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2) (3) (4)	Total Shareholder Return ( $) (5)	Peer Group Total Shareholder Return ($) (5)	Net Income (in millions) ($)	ROE
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2022	23,073,171	37,341,765	6,499,047	8,430,764	252	216	7,607	46.9%

2021	11,618,019	52,148,691	5,246,942	23,557,361	215	179	6,827	55.0%

2020	11,265,538	12,399,819	7,296,327	5,762,046	98	106	721	6.8%
(1)	The principal executive officer, or PEO, for each of the years listed is Leon J. Topalian.
(2)	The dollar amounts shown in these columns reflect “compensation actually paid” computed in accordance with SEC rules. The SEC rules require the use of the fair value of Nucor common stock at points in time and do not reflect that a significant portion of CAP may never be earned or delivered to NEOs due to a number of factors, including the failure of the NEOs to satisfy vesting requirements or a decrease in the fair value of Nucor common stock. The Total Adjustments for Equity Awards are shown in the table below. During 2021, the fair value of Nucor common stock more than doubled from $53.19 to $114.15. This increase in fair value resulted in a significant difference between the Summary Compensation Table Totals and the CAP for the PEO and the average CAP for the Non-PEO NEOs for 2021 because the PEO and the NEOs hold a significant number of unvested equity awards.

	2022		2021		2020
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
	$	$	$	$	$	$

Total Compensation from Summary Compensation Table	23,073,171	6,499,047	11,618,019	5,246,942	11,265,538	7,296,327

Adjustments for Equity Awards:

Grant date values in the Summary Compensation Table	(13,632,413)	(3,844,616)	(5,689,943)	(2,431,870)	(5,312,358)	(2,578,948)

Year-end fair value of unvested awards granted in the current year	18,173,840	3,238,139	12,422,466	5,092,457	6,896,426	1,938,739

Year-over-year difference of year-end fair values for unvested awards granted in prior years	7,527,586	430,648	28,207,308	11,458,211	81,777	(483,507)

Fair values at vest date for awards granted and vested in current year	546,000	1,194,601	—	528,952	—	658,862

Difference in prior year-end fair values and vest date fair values for awards granted in prior years	1,412,224	834,710	5,434,578	3,512,002	(690,755)	(1,239,087)

Dividends or dividend equivalents in the current year prior to vesting	241,357	78,235	156,263	150,667	159,191	169,660

Total Adjustments for Equity Awards	14,268,594	1,931,717	40,530,672	18,310,419	1,134,281	(1,534,281)

CAP (as calculated)	37,341,765	8,430,764	52,148,691	23,557,361	12,399,819	5,762,046

(3)	Equity valuation assumptions for calculating CAP are not materially different from grant date valuation assumptions.

(4)	Information regarding non-PEO named executive offic ers, or NEOs, reflects the average Summary Compensation Table total compensation and average CAP for the following executives by year:

2022: James D. Frias, Stephen D. Laxton, Daniel R. Needham, K. Rex Query, MaryEmily Slate and D. Chad Utermark
2021: James D. Frias, Douglas J. Jellison, David A. Sumoski and D. Chad Utermark
2020: James D. Frias, Ladd R. Hall, Raymond S. Napolitan, Jr., David A. Sumoski and D. Chad Utermark

(5)
Total shareholder return (“TSR”) is calculated based on the value of an initial fixed investment of $100 on December 31, 2019, assuming reinvestment of dividends. The peer group TSR represents TSR of the S&P 1500 Steel Index, which is the peer group used by the Company for purposes of Item 201(e) of SEC
Regulation S-K
in the Company’s Annual Report on
Form 10-K
for the fiscal year ended December 31, 2022.

Company Selected Measure Name	ROE
Named Executive Officers, Footnote [Text Block]
(4)	Information regarding non-PEO named executive offic ers, or NEOs, reflects the average Summary Compensation Table total compensation and average CAP for the following executives by year:

2022: James D. Frias, Stephen D. Laxton, Daniel R. Needham, K. Rex Query, MaryEmily Slate and D. Chad Utermark
2021: James D. Frias, Douglas J. Jellison, David A. Sumoski and D. Chad Utermark
2020: James D. Frias, Ladd R. Hall, Raymond S. Napolitan, Jr., David A. Sumoski and D. Chad Utermark

Peer Group Issuers, Footnote [Text Block]	The peer group TSR represents TSR of the S&P 1500 Steel Index, which is the peer group used by the Company for purposes of Item 201(e) of SEC
Regulation S-K
in the Company’s Annual Report on
Form 10-K
	for the fiscal year ended December 31, 2022.
PEO Total Compensation Amount	$ 23,073,171	$ 11,618,019	$ 11,265,538
PEO Actually Paid Compensation Amount	$ 37,341,765	52,148,691	12,399,819
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The dollar amounts shown in these columns reflect “compensation actually paid” computed in accordance with SEC rules. The SEC rules require the use of the fair value of Nucor common stock at points in time and do not reflect that a significant portion of CAP may never be earned or delivered to NEOs due to a number of factors, including the failure of the NEOs to satisfy vesting requirements or a decrease in the fair value of Nucor common stock. The Total Adjustments for Equity Awards are shown in the table below. During 2021, the fair value of Nucor common stock more than doubled from $53.19 to $114.15. This increase in fair value resulted in a significant difference between the Summary Compensation Table Totals and the CAP for the PEO and the average CAP for the Non-PEO NEOs for 2021 because the PEO and the NEOs hold a significant number of unvested equity awards.

	2022		2021		2020
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
	$	$	$	$	$	$

Total Compensation from Summary Compensation Table	23,073,171	6,499,047	11,618,019	5,246,942	11,265,538	7,296,327

Adjustments for Equity Awards:

Grant date values in the Summary Compensation Table	(13,632,413)	(3,844,616)	(5,689,943)	(2,431,870)	(5,312,358)	(2,578,948)

Year-end fair value of unvested awards granted in the current year	18,173,840	3,238,139	12,422,466	5,092,457	6,896,426	1,938,739

Year-over-year difference of year-end fair values for unvested awards granted in prior years	7,527,586	430,648	28,207,308	11,458,211	81,777	(483,507)

Fair values at vest date for awards granted and vested in current year	546,000	1,194,601	—	528,952	—	658,862

Difference in prior year-end fair values and vest date fair values for awards granted in prior years	1,412,224	834,710	5,434,578	3,512,002	(690,755)	(1,239,087)

Dividends or dividend equivalents in the current year prior to vesting	241,357	78,235	156,263	150,667	159,191	169,660

Total Adjustments for Equity Awards	14,268,594	1,931,717	40,530,672	18,310,419	1,134,281	(1,534,281)

CAP (as calculated)	37,341,765	8,430,764	52,148,691	23,557,361	12,399,819	5,762,046

Non-PEO NEO Average Total Compensation Amount	$ 6,499,047	5,246,942	7,296,327
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,430,764	23,557,361	5,762,046
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2022		2021		2020
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
	$	$	$	$	$	$

Total Compensation from Summary Compensation Table	23,073,171	6,499,047	11,618,019	5,246,942	11,265,538	7,296,327

Adjustments for Equity Awards:

Grant date values in the Summary Compensation Table	(13,632,413)	(3,844,616)	(5,689,943)	(2,431,870)	(5,312,358)	(2,578,948)

Year-end fair value of unvested awards granted in the current year	18,173,840	3,238,139	12,422,466	5,092,457	6,896,426	1,938,739

Year-over-year difference of year-end fair values for unvested awards granted in prior years	7,527,586	430,648	28,207,308	11,458,211	81,777	(483,507)

Fair values at vest date for awards granted and vested in current year	546,000	1,194,601	—	528,952	—	658,862

Difference in prior year-end fair values and vest date fair values for awards granted in prior years	1,412,224	834,710	5,434,578	3,512,002	(690,755)	(1,239,087)

Dividends or dividend equivalents in the current year prior to vesting	241,357	78,235	156,263	150,667	159,191	169,660

Total Adjustments for Equity Awards	14,268,594	1,931,717	40,530,672	18,310,419	1,134,281	(1,534,281)

CAP (as calculated)	37,341,765	8,430,764	52,148,691	23,557,361	12,399,819	5,762,046

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]	In our assessment, the most important financial performance measures used to link CAP to our NEOs in 2022 to our performance were:
•	ROE;

•	ROAIC; and

•	stock price.

Total Shareholder Return Amount	$ 252	215	98
Peer Group Total Shareholder Return Amount	216	179	106
Net Income (Loss)	$ 7,607,000,000	$ 6,827,000,000	$ 721,000,000
Company Selected Measure Amount	0.469	0.55	0.068
PEO Name	Leon J. Topalian
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	ROE
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	ROAIC
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	stock price
PEO [Member] | Grant Date Values in the Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (13,632,413)	$ (5,689,943)	$ (5,312,358)
PEO [Member] | Yearend fair value of unvested awards granted in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,173,840	12,422,466	6,896,426
PEO [Member] | Year Over Year Difference of Year End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,527,586	28,207,308	81,777
PEO [Member] | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	546,000	0	0
PEO [Member] | Difference in prior yearend fair values and vest date fair values for awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,412,224	5,434,578	(690,755)
PEO [Member] | Dividends or dividend equivalents in the current year prior to vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	241,357	156,263	159,191
PEO [Member] | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,268,594	40,530,672	1,134,281
Non-PEO NEO [Member] | Grant Date Values in the Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,844,616)	(2,431,870)	(2,578,948)
Non-PEO NEO [Member] | Yearend fair value of unvested awards granted in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,238,139	5,092,457	1,938,739
Non-PEO NEO [Member] | Year Over Year Difference of Year End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	430,648	11,458,211	(483,507)
Non-PEO NEO [Member] | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,194,601	528,952	658,862
Non-PEO NEO [Member] | Difference in prior yearend fair values and vest date fair values for awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	834,710	3,512,002	(1,239,087)
Non-PEO NEO [Member] | Dividends or dividend equivalents in the current year prior to vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	78,235	150,667	169,660
Non-PEO NEO [Member] | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,931,717	$ 18,310,419	$ (1,534,281)